[EATON VANCE LOGO]

[GRAPHIC]

SEMIANNUAL REPORT APRIL 30, 2002

[GRAPHIC]

EATON VANCE
TAX-MANAGED
INTERNATIONAL
GROWTH
FUND

[GRAPHIC]

EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND AS OF APRIL 30, 2002 INVESTMENT UPDATE

[PHOTO OF ARMIN J. LANG]
Armin J. Lang
Portfolio Manager

INVESTMENT ENVIRONMENT

- The global recession that most countries experienced after September 11 appears to have been short-lived and not as steep as most observers had predicted. European markets posted mixed results in the six months ended April 30, 2002; technology, media, and telecom shares remained depressed, while oil stocks staged a comeback as a result of rising crude oil prices.

- In Japan, March 2002 marked the second consecutive month of gains in industrial production, indicating a cyclical recovery in Japan's sluggish markets. The welcome news was tempered somewhat by concerns about the increasing strength of the yen, which can restrain the international earnings of large exporters.

- Global equity markets are now in a "sweet spot,"where growth is returning and central banks are unlikely to raise interest rates in the foreseeable future. Historically, in such conditions, growth companies tend to perform strongly, with the highest quality names leading the upturn.

THE FUND
     THE PAST SIX MONTHS

- During the six months ended April 30, 2002, the Fund's Class A shares had a total return of -0.54%, the result of a decrease in net asset value (NAV) to $7.31 on April 30, 2002, from $7.35 on October 31, 2001.(1)

- The Fund's Class B shares had a total return of -0.84% during the same period, the result of a decrease in NAV to $7.13 from $7.19.(1)

- The Fund's Class C shares had a total return of -0.84% during the same period, the result of a decrease in NAV to $7.12 from $7.18.(1)

- The Fund's Class D shares had a total return of -0.89% during the same period, the result of a decrease in NAV to $7.80 from $7.87.(1)

MANAGEMENT DISCUSSION

- The Fund's returns over the six-month period ended April 30, 2002, were down modestly, underperforming the 5.53% gain posted by the Morgan Stanley Capital International Europe, Australasia, and Far East Index (EAFE) - a broad-based, unmanaged market index of international stocks.(2) The underperformance of growth stocks, relative to value stocks, has never been as pronounced as it was over the past 2 years. The Portfolio's holdings in telecom stocks, in particular, were a drag on performance.

- Historically, however, the pendulum swings the other way in times of economic recovery. While it is too soon to tell whether a full-scale recovery is imminent in the global markets, signs of growth are encouraging and central banks are unlikely to raise interest rates in the foreseeable future. We believe this combination of factors is conducive to an economic upturn.

- The most underrated market, in management's opinion, appears to be Japan. Investor sentiment has been generally negative for some time, and as a result, the stocks of many quality companies are selling at bargain-level valuations. The Portfolio's significant weighting in Japan consists of companies that we believe offer potential for growth, many of which have been long-term holdings for us. We believe that once the Japanese market shows signs of a recovery, these stocks are poised for a substantial rebound.

- We feel confident that this is an ideal time to be invested in international equities, especially in the names the Portfolio holds.

LARGEST GEOGRAPHIC CONCENTRATIONS* By total net assets
Europe                                      51%
Japan                                       27%
United Kingdom                              11%
Other                                       11%

*As of April 30, 2002. Concentrations are subject to change.

FUND INFORMATION
as of April 30, 2002

PERFORMANCE(3)                         CLASS A    CLASS B    CLASS C    CLASS D
Average Annual Total Returns (at net asset value)
-------------------------------------------------------------------------------
One Year                               -28.26%    -28.77%    -28.73%    -28.77%
Life of Fund+                           -7.34      -8.02      -8.07     -19.74

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
-------------------------------------------------------------------------------
One Year                               -32.38%    -32.33%    -29.44%   -32.33%
Life of Fund+                           -8.70      -8.49      -8.07    -23.30

+Inception Dates - Class A: 4/22/98; Class B: 4/22/98; Class C:4/22/98; Class D:3/15/01

TEN LARGEST HOLDINGS(4) By total net assets
-----------------------------------------------------------
Swiss Reinsurance                                      3.2%
Takeda Chemical Industries, Ltd.                       3.1
Don Quixote Co., Ltd.                                  2.9
Acom Co., Ltd.                                         2.7
Aegon NV                                               2.5
Promise Co. Ltd.                                       2.5
Rohm Co.                                               2.4
AXA Company                                            2.3
Allianz AGHolding                                      2.2
Tecis Holding AG                                       2.1

(1) These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge(CDSC)for Class B, Class C, and Class D shares.(2) It is not possible to invest directly in an Index. (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B and Class D reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-Year return for Class C reflects 1% CDSC.(4) Ten largest holdings accounted for 25.9% of the Fund's net assets. Holdings are subject to change.

     Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

  MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT
      TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND as of April 30, 2002
PERFORMANCE

AFTER-TAX PERFORMANCE
as of April 30, 2002

The tables below set forth the pre-tax and after-tax performance for the Fund. After-tax performance reflects the impact of federal income taxes on Fund distributions of dividends and capital gains, as well as capital gains taxes on the sale of Fund shares, while pre-tax performance does not. Because the objective of the Fund is to provide long-term, after-tax returns to shareholders, it is important for investors to know the effect of taxes on the Fund's return.

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIOD ENDED APRIL 30, 2002)

RETURNS AT NET ASSET VALUE (NAV) (CLASS A)

                                                One Year  Life of Fund
Return Before Taxes                             -28.26%     -7.34%
Return After Taxes on Distributions             -28.18%     -7.31%
Return After Taxes on Distributions             -17.13%     -5.65%
and Sale of Fund Shares

RETURNS AT PUBLIC OFFERING PRICE (POP) (CLASS A)

                                                One Year  Life of Fund
Return Before Taxes                             -32.38%     -8.70%
Return After Taxes on Distributions             -32.30%     -8.67%
Return After Taxes on Distributions             -19.64%     -6.68%
and Sale of Fund Shares

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIOD ENDED APRIL 30, 2002)

RETURNS AT NET ASSET VALUE (NAV) (CLASS C)

                                                One Year  Life of Fund
Return Before Taxes                             -28.73%     -8.07%
Return After Taxes on Distributions             -28.64%     -8.05%
Return After Taxes on Distributions             -17.14%     -6.25%
and Sale of Fund Shares

RETURNS AT PUBLIC OFFERING PRICE (POP) (CLASS C)

                                                One Year  Life of Fund
Return Before Taxes                             -29.44%     -8.07%
Return After Taxes on Distributions             -29.36%     -8.05%
Return After Taxes on Distributions              -6.25%     -6.25%
and Sale of Fund Shares


AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIOD ENDED APRIL 30, 2002)

RETURNS AT NET ASSET VALUE (NAV) (CLASS B)

                                                One Year  Life of Fund
Return Before Taxes                             -28.77%     -8.02%
Return After Taxes on Distributions             -28.69%     -8.00%
Return After Taxes on Distributions             -17.44%     -6.21%
and Sale of Fund Shares

RETURNS AT PUBLIC OFFERING PRICE (POP) (CLASS B)

                                                One Year  Life of Fund
Return Before Taxes                             -32.33%     -8.49%
Return After Taxes on Distributions             -32.25%     -8.46%
Return After Taxes on Distributions             -19.60%     -6.56%
and Sale of Fund Shares


AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIOD ENDED APRIL 30, 2002)

RETURNS AT NET ASSET VALUE (NAV) (CLASS D)

                                                One Year  Life of Fund
Return Before Taxes                             -28.77%    -19.74%
Return After Taxes on Distributions             -28.69%    -19.66%
Return After Taxes on Distributions             -17.44%    -15.67%
and Sale of Fund Shares

RETURNS AT PUBLIC OFFERING PRICE (POP) (CLASS D)

                                                One Year  Life of Fund
Return Before Taxes                             -32.33%    -23.30%
Return After Taxes on Distributions             -32.25%    -23.22%
Return After Taxes on Distributions             -19.61%    -18.50%
and Sale of Fund Shares

Class A, Class B, andClass C commenced operations on 4/22/98. Class D commenced operations on 3/15/01. Returns at Public Offering Price (POP) reflect the deduction of the maximum sales charge, while Returns at Net AssetValue (NAV)do not.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as the Return Before Taxes for that period because no distributions were paid during that period. Also, Return After Taxes on Distributions and Sale of Fund shares for a period may be greater than Return After Taxes on Distributions for the same period because of realized losses on the sale of Fund shares. The Fund's after-tax returns also may reflect foreign tax credits passed by the Fund to its shareholders.

Past performance (both before and after taxes)is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.Performance is for the stated time period only; due to market volatility, the Fund's current performance may be different.

EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND AS OF APRIL 30, 2002

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF APRIL 30, 2002
Assets
------------------------------------------------------
Investment in Tax-Managed International
   Growth Portfolio, at value
   (identified cost, $157,345,355)        $123,808,226
Receivable for Fund shares sold              1,547,593
Deferred organization expenses                  13,611
------------------------------------------------------
TOTAL ASSETS                              $125,369,430
------------------------------------------------------
Liabilities
------------------------------------------------------
Payable for Fund shares redeemed          $    249,634
Payable to affiliate for distribution
   and service fees                             24,692
Payable to affiliate for Trustees' fees            338
Accrued expenses                                69,020
------------------------------------------------------
TOTAL LIABILITIES                         $    343,684
------------------------------------------------------
NET ASSETS                                $125,025,746
------------------------------------------------------
Sources of Net Assets
------------------------------------------------------
Paid-in capital                           $220,844,236
Accumulated net realized loss from
   Portfolio (computed on the basis of
   identified cost)                        (61,014,512)
Accumulated net investment loss             (1,266,849)
Net unrealized depreciation from
   Portfolio (computed on the basis of
   identified cost)                        (33,537,129)
------------------------------------------------------
TOTAL                                     $125,025,746
------------------------------------------------------
Class A Shares
------------------------------------------------------
NET ASSETS                                $ 44,055,932
SHARES OUTSTANDING                           6,024,395
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $       7.31
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 94.25 of $7.31)       $       7.76
------------------------------------------------------
Class B Shares
------------------------------------------------------
NET ASSETS                                $ 45,613,268
SHARES OUTSTANDING                           6,399,545
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
   PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $       7.13
------------------------------------------------------
Class C Shares
------------------------------------------------------
NET ASSETS                                $ 34,682,113
SHARES OUTSTANDING                           4,872,862
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
   PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $       7.12
------------------------------------------------------
Class D Shares
------------------------------------------------------
NET ASSETS                                $    674,433
SHARES OUTSTANDING                              86,430
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
   PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $       7.80
------------------------------------------------------

 On sales of $50,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
APRIL 30, 2002
Investment Income
------------------------------------------------------
Dividends allocated from Portfolio (net
   of foreign taxes, $74,665)             $    527,746
Interest allocated from Portfolio               72,604
Expenses allocated from Portfolio             (799,733)
------------------------------------------------------
NET INVESTMENT LOSS FROM PORTFOLIO        $   (199,383)
------------------------------------------------------
Expenses
------------------------------------------------------
Trustees' fees and expenses               $      2,164
Distribution and service fees
   Class A                                      61,559
   Class B                                     240,696
   Class C                                     179,220
   Class D                                       2,787
Transfer and dividend disbursing agent
   fees                                        123,287
Registration fees                               42,781
Printing and postage                            27,390
Custodian fee                                    8,671
Legal and accounting services                    6,853
Amortization of organization expenses            6,344
Miscellaneous                                    4,271
------------------------------------------------------
TOTAL EXPENSES                            $    706,023
------------------------------------------------------

NET INVESTMENT LOSS                       $   (905,406)
------------------------------------------------------
Realized and Unrealized Gain (Loss) from Portfolio
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(24,763,154)
   Foreign currency transactions                12,893
------------------------------------------------------
NET REALIZED LOSS                         $(24,750,261)
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $ 25,312,864
   Foreign currency                              4,862
------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $ 25,317,726
------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $    567,465
------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $   (337,941)
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND AS OF APRIL 30, 2002

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       APRIL 30, 2002    YEAR ENDED
IN NET ASSETS                             (UNAUDITED)       OCTOBER 31, 2001
----------------------------------------------------------------------------
From operations --
   Net investment loss                    $       (905,406) $     (1,713,730)
   Net realized loss                           (24,750,261)      (31,626,706)
   Net change in unrealized
      appreciation (depreciation)               25,317,726       (57,726,901)
----------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $       (337,941) $    (91,067,337)
----------------------------------------------------------------------------
Distributions to shareholders -- *
   From net investment income
      Class A                             $             --  $       (127,124)
----------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS       $             --  $       (127,124)
----------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                             $     59,780,863  $    126,783,287
      Class B                                    3,104,486        20,302,472
      Class C                                    5,079,446        32,750,818
      Class D                                      392,624           446,453
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                           --           112,259
   Cost of shares redeemed
      Class A                                  (67,308,483)     (127,059,997)
      Class B                                   (7,642,024)      (14,974,425)
      Class C                                   (7,464,789)      (25,548,176)
      Class D                                      (50,123)          (16,641)
----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM FUND SHARE TRANSACTIONS           $    (14,108,000) $     12,796,050
----------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                $    (14,445,941) $    (78,398,411)
----------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------
At beginning of period                    $    139,471,687  $    217,870,098
----------------------------------------------------------------------------
AT END OF PERIOD                          $    125,025,746  $    139,471,687
----------------------------------------------------------------------------

Accumulated net
investment loss included
in net assets
----------------------------------------------------------------------------
AT END OF PERIOD                          $     (1,266,849) $       (361,443)
----------------------------------------------------------------------------

 * Certain prior year amounts have been reclassified to conform to the current year presentation.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND AS OF APRIL 30, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                        CLASS A
                                  -----------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                        YEAR ENDED OCTOBER 31,
                                  APRIL 30, 2002      ---------------------------------------------------------------
                                  (UNAUDITED)(1)        2001(1)        2000(1)        1999(1)          1998(1)(2)
---------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 7.350           $12.070        $12.160        $ 8.840           $10.000
---------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------------------------------------------------------
Net investment income (loss)          $(0.033)          $(0.045)       $ 0.025        $ 0.016           $ 0.012
Net realized and unrealized
   gain (loss)                         (0.007)           (4.656)        (0.045)         3.304            (1.172)
---------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $(0.040)          $(4.701)       $(0.020)       $ 3.320           $(1.160)
---------------------------------------------------------------------------------------------------------------------

Less distributions*
---------------------------------------------------------------------------------------------------------------------
From net investment income            $    --           $(0.019)       $(0.070)       $    --           $    --
---------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $    --           $(0.019)       $(0.070)       $    --           $    --
---------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 7.310           $ 7.350        $12.070        $12.160           $ 8.840
---------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                         (0.54)%          (39.01)%        (0.21)%        37.56%           (11.60)%
---------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data+
---------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $44,056           $51,419        $84,136        $27,833           $ 6,659
Ratios (As a percentage of
   average daily net assets):
   Net expenses(4)                       1.78%(5)          1.70%          1.62%          1.73%             1.97%(5)
   Net expenses after
      custodian fee
      reduction(4)                       1.78%(5)          1.70%          1.62%          1.73%             1.95%(5)
   Net investment income
      (loss)                            (0.88)%(5)        (0.46)%         0.19%          0.15%             0.25%(5)
Portfolio Turnover of the
   Fund(6)                                 --                90%            40%            60%               14%
Portfolio Turnover of the
   Portfolio                               64%               31%(7)         --             --                --
---------------------------------------------------------------------------------------------------------------------
+  The operating expenses of the Fund may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses                                                                                                2.20%(5)
   Expenses after custodian
      fee reduction                                                                                        2.18%(5)
   Net investment income                                                                                   0.02%(5)
Net investment income per
   share                                                                                                $ 0.001
---------------------------------------------------------------------------------------------------------------------

 (1) Net investment income (loss) per share was computed using average shares outstanding.
 (2) For the period from the start of business, April 22, 1998, to October 31, 1998.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4)  Includes the Fund's share of the Portfolio's allocated expenses.
 (5)  Annualized.
 (6) Represents the rate of portfolio activity for the period during which the Fund was making investments directly in securities. On July 23, 2001, the Fund transferred all of its investable assets to the Tax-Managed International Growth Portfolio.
 (7) For the period from the Portfolio's start of business, July 23, 2001 to October 31, 2001.
 * Certain prior year amounts have been reclassified to conform to the current year presentation.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND AS OF APRIL 30, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                        CLASS B
                                  -----------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                        YEAR ENDED OCTOBER 31,
                                  APRIL 30, 2002      ---------------------------------------------------------------
                                  (UNAUDITED)(1)        2001(1)        2000(1)        1999(1)          1998(1)(2)
---------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 7.190           $11.880        $12.030        $ 8.810           $10.000
---------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------------------------------------------------------
Net investment loss                   $(0.059)          $(0.115)       $(0.073)       $(0.055)          $(0.039)
Net realized and unrealized
   gain (loss)                         (0.001)           (4.575)        (0.051)         3.275            (1.151)
---------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $(0.060)          $(4.690)       $(0.124)       $ 3.220           $(1.190)
---------------------------------------------------------------------------------------------------------------------

Less distributions*
---------------------------------------------------------------------------------------------------------------------
From net investment income            $    --           $    --        $(0.026)       $    --           $    --
---------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $    --           $    --        $(0.026)       $    --           $    --
---------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 7.130           $ 7.190        $11.880        $12.030           $ 8.810
---------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                         (0.84)%          (39.48)%        (1.05)%        36.55%           (11.90)%
---------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data+
---------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $45,613           $50,444        $79,099        $26,498           $ 9,808
Ratios (As a percentage of
   average daily net assets):
   Net expenses(4)                       2.53%(5)          2.45%          2.38%          2.53%             2.72%(5)
   Net expenses after
      custodian fee
      reduction(4)                       2.53%(5)          2.45%          2.38%          2.53%             2.70%(5)
   Net investment loss                  (1.63)%(5)        (1.21)%        (0.56)%        (0.53)%           (0.80)%(5)
Portfolio Turnover of the
   Fund(6)                                 --                90%            40%            60%               14%
Portfolio Turnover of the
   Portfolio                               64%               31%(7)         --             --                --
---------------------------------------------------------------------------------------------------------------------
+  The operating expenses of the Fund may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios and net investment loss per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses                                                                                                2.95%(5)
   Expenses after custodian
      fee reduction                                                                                        2.93%(5)
   Net investment loss                                                                                    (1.03)%(5)
Net investment loss per share                                                                           $(0.050)
---------------------------------------------------------------------------------------------------------------------

 (1) Net investment loss per share was computed using average shares outstanding.
 (2) For the period from the start of business, April 22, 1998, to October 31, 1998.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4)  Includes the Fund's share of the Portfolio's allocated expenses.
 (5)  Annualized.
 (6) Represents the rate of portfolio activity for the period during which the Fund was making investments directly in securities. On July 23, 2001, the Fund transferred all of its investable assets to the Tax-Managed International Growth Portfolio.
 (7) For the period from the Portfolio's start of business, July 23, 2001 to October 31, 2001.
 * Certain prior year amounts have been reclassified to conform to the current year presentation.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND AS OF APRIL 30, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                        CLASS C
                                  -----------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                        YEAR ENDED OCTOBER 31,
                                  APRIL 30, 2002      ---------------------------------------------------------------
                                  (UNAUDITED)(1)        2001(1)        2000(1)        1999(1)          1998(1)(2)
---------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 7.180           $11.860        $12.000        $ 8.800           $10.000
---------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------------------------------------------------------
Net investment loss                   $(0.059)          $(0.113)       $(0.077)       $(0.080)          $(0.055)
Net realized and unrealized
   gain (loss)                         (0.001)           (4.567)        (0.047)         3.280            (1.145)
---------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $(0.060)          $(4.680)       $(0.124)       $ 3.200           $(1.200)
---------------------------------------------------------------------------------------------------------------------

Less distributions*
---------------------------------------------------------------------------------------------------------------------
From net investment income            $    --           $    --        $(0.016)       $    --           $    --
---------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $    --           $    --        $(0.016)       $    --           $    --
---------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 7.120           $ 7.180        $11.860        $12.000           $ 8.800
---------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                         (0.84)%          (39.46)%        (1.05)%        36.36%           (12.00)%
---------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data+
---------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $34,682           $37,263        $54,635        $14,470           $ 4,416
Ratios (As a percentage of
   average daily net assets):
   Net expenses(4)                       2.53%(5)          2.45%          2.40%          2.71%             2.97%(5)
   Net expenses after
      custodian fee
      reduction(4)                       2.53%(5)          2.45%          2.40%          2.71%             2.95%(5)
   Net investment loss                  (1.63)%(5)        (1.20)%        (0.59)%        (0.78)%           (1.15)%(5)
Portfolio Turnover of the
   Fund(6)                                 --                90%            40%            60%               14%
Portfolio Turnover of the
   Portfolio                               64%               31%(7)         --             --                --
---------------------------------------------------------------------------------------------------------------------
+  The operating expenses of the Fund may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios and net investment loss per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses                                                                                                3.20%(5)
   Expenses after custodian
      fee reduction                                                                                        3.18%(5)
   Net investment loss                                                                                    (1.38)%(5)
Net investment loss per share                                                                           $(0.066)
---------------------------------------------------------------------------------------------------------------------

 (1) Net investment loss per share was computed using average shares outstanding.
 (2) For the period from the start of business, April 22, 1998, to October 31, 1998.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4)  Includes the Fund's share of the Portfolio's allocated expenses.
 (5)  Annualized.
 (6) Represents the rate of portfolio activity for the period during which the Fund was making investments directly in securities. On July 23, 2001, the Fund transferred all of its investable assets to the Tax-Managed International Growth Portfolio.
 (7) For the period from the Portfolio's start of business, July 23, 2001 to October 31, 2001.
 * Certain prior year amounts have been reclassified to conform to the current year presentation.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND AS OF APRIL 30, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                   CLASS D
                                  ------------------------------------------
                                  SIX MONTHS ENDED    YEAR ENDED OCTOBER 31,
                                  APRIL 30, 2002      ----------------------
                                  (UNAUDITED)(1)            2001(1)(2)
----------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 7.870                $10.000
----------------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------------
Net investment loss                   $(0.060)               $(0.077)
Net realized and unrealized
   loss                                (0.010)                (2.053)
----------------------------------------------------------------------------
TOTAL LOSS FROM OPERATIONS            $(0.070)               $(2.130)
----------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 7.800                $ 7.870
----------------------------------------------------------------------------

TOTAL RETURN(3)                         (0.89)%               (21.30)%
----------------------------------------------------------------------------

Ratios/Supplemental Data
----------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $   674                $   346
Ratios (As a percentage of
   average daily net assets):
   Net expenses(4)                       2.53%(5)               2.45%(5)
   Net expenses after
      custodian fee
      reduction(4)                         --(5)                2.45%(5)
   Net investment loss                  (1.51)%(5)             (1.42)%(5)
Portfolio Turnover of the
   Fund(6)                                 --                     90%
Portfolio Turnover of the
   Portfolio                               64%                    31%(7)
----------------------------------------------------------------------------

 (1) Net investment loss per share was computed using average shares outstanding.
 (2) For the period from the start of business, March 15, 2001, to October 31, 2001.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4)  Includes the Fund's share of the Portfolio's allocated expenses.
 (5)  Annualized.
 (6) Represents the rate of portfolio activity for the period during which the Fund was making investments directly in securities. On July 23, 2001, the Fund transferred all of its investable assets to the Tax-Managed International Growth Portfolio.
 (7) For the period from the Portfolio's start of business, July 23, 2001 to October 31, 2001.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND AS OF APRIL 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Tax-Managed International Growth Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B, Class C and Class D shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note
   6). Class D shares held for eight years will automatically convert to Class A shares. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class specific expenses. The Fund invests all of its investable assets in interests in the Tax-Managed International Growth Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (97.7% at April 30, 2002). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

 B Income -- The Fund's net investment income or loss consists of the Fund's pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

 C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At October 31, 2001, the Fund, for federal income tax purposes, had a capital loss carryover of $35,312,671 which will reduce the taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire on October 31, 2007 ($125,361), October 31, 2008 ($3,231,701) and on October 31,
   2009 ($31,955,609).

 D Deferred Organization Expenses -- Costs incurred by the Fund in connection with its organization are being amortized on the straight-line basis over five years.

 E Other -- Investment transactions are accounted for on a trade-date basis.

 F Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 G Interim Financial Statements -- The interim financial statements relating to
   April 30, 2002 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders
-------------------------------------------
   It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and at least one distribution annually of all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions are paid in the form of additional shares or, at the election of

EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND AS OF APRIL 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   the shareholder, in cash. Shareholders may reinvest all distributions in shares of the Fund at the net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3 Shares of Beneficial Interest
-------------------------------------------
   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

                                              SIX MONTHS ENDED
                                              APRIL 30, 2002    YEAR ENDED
    CLASS A                                   (UNAUDITED)       OCTOBER 31, 2001
    ----------------------------------------------------------------------------
    Sales                                            7,903,240        12,424,167
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                            --             9,421
    Redemptions                                     (8,873,910)      (12,408,394)
    ----------------------------------------------------------------------------
    NET INCREASE (DECREASE)                           (970,670)           25,194
    ----------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              APRIL 30, 2002    YEAR ENDED
    CLASS B                                   (UNAUDITED)       OCTOBER 31, 2001
    ----------------------------------------------------------------------------
    Sales                                              420,768         2,010,242
    Redemptions                                     (1,034,014)       (1,655,151)
    ----------------------------------------------------------------------------
    NET INCREASE (DECREASE)                           (613,246)          355,091
    ----------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              APRIL 30, 2002    YEAR ENDED
    CLASS C                                   (UNAUDITED)       OCTOBER 31, 2001
    ----------------------------------------------------------------------------
    Sales                                              697,645         3,215,770
    Redemptions                                     (1,013,645)       (2,635,244)
    ----------------------------------------------------------------------------
    NET INCREASE (DECREASE)                           (316,000)          580,526
    ----------------------------------------------------------------------------

                                              SIX MONTHS ENDED  YEAR ENDED
                                              APRIL 30, 2002    OCTOBER 31,
    CLASS D                                   (UNAUDITED)       2001(1)
    ----------------------------------------------------------------------------
    Sales                                               48,797            46,182
    Redemptions                                         (6,337)           (2,212)
    ----------------------------------------------------------------------------
    NET INCREASE                                        42,460            43,970
    ----------------------------------------------------------------------------

 (1) For the period from the start of business, March 15, 2001, to October 31, 2001.

4 Transactions with Affiliates
-------------------------------------------
   Eaton Vance Management (EVM) serves as the administrator to the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

   Except for Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fees earned by BMR. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $14,243 as its portion of the sales charge on sales of Class A shares for the six months ended
   April 30, 2002.

   Certain officers and Trustees of the Fund and Portfolio are officers of the above organizations.

5 Distribution and Service Plans
-------------------------------------------
   The Fund has in effect distribution plans for Class B shares (Class B Plan), Class C shares (Class C Plan) and Class D shares (Class D Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A shares (Class A Plan) (collectively, the Plans). The Class B,
   Class C and Class D Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B, Class C and Class D shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% (in the case of Class B and Class D) and 6.25% (in the case of Class C) of the aggregate amount received by the Fund for each class shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding

EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND AS OF APRIL 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see
   Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $180,522, $134,415 and $2,090 for Class B, Class C and Class D shares, respectively, to or payable to EVD for the six months ended April 30, 2002, representing 0.75% (annualized) of the average daily net assets for Class B, Class C and Class D shares, respectively. At
   April 30, 2002, the amount of Uncovered Distribution Charges of EVD calculated under the Plans was approximately $3,953,000, $5,379,000 and $35,000 for Class B, Class C and Class D shares, respectively.

   The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons amounting to 0.25% (annualized) of the Fund's average daily net assets attributable to Class A, Class B, Class C and Class D shares for each fiscal year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the six months ended April 30, 2002 amounted to $61,559, $60,174, $44,805, and $697 for Class A, Class B, Class C and
   Class D shares, respectively.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B and Class D shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. Class A shares may be subject to a 1% CDSC if redeemed within one year of purchase (depending upon the circumstances of purchase). The Class B and Class D CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point in each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase.

   No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges received on Class B, Class C and Class D redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Class B, Class C and Class D Plans, respectively (see Note 5). CDSC charges received on Class B, Class C and Class D shares when no Uncovered Distribution Charges exist for the respective classes will be credited to the Fund. EVD received approximately $142,000, $11,000 and $3,000 of CDSC paid by shareholders for Class B, Class C and Class D shares, respectively, for the six months ended April 30, 2002.

7 Investment Transactions
-------------------------------------------
   Increases and decreases in the Fund's investment in the Portfolio aggregated $67,180,211 and $83,257,961, respectively, for the six months ended
   April 30, 2002.

TAX-MANAGED INTERNATIONAL GROWTH PORTFOLIO AS OF APRIL 30, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 98.2%

SECURITY                                  SHARES      VALUE
------------------------------------------------------------------
Advertising -- 1.2%
------------------------------------------------------------------
Havas Advertising SA                        200,000   $  1,495,826
------------------------------------------------------------------
                                                      $  1,495,826
------------------------------------------------------------------
Airlines -- 0.9%
------------------------------------------------------------------
Ryanair Holdings PLC(1)                     200,000   $  1,084,924
------------------------------------------------------------------
                                                      $  1,084,924
------------------------------------------------------------------
Apparel -- 0.0%
------------------------------------------------------------------
Inditex(1)                                    1,500   $     30,939
------------------------------------------------------------------
                                                      $     30,939
------------------------------------------------------------------
Applications Software -- 1.4%
------------------------------------------------------------------
Satyam Computer Services ADR(1)             150,000   $  1,792,500
------------------------------------------------------------------
                                                      $  1,792,500
------------------------------------------------------------------
Automobiles -- 1.7%
------------------------------------------------------------------
Toyota Motor Co.                             80,000   $  2,180,685
------------------------------------------------------------------
                                                      $  2,180,685
------------------------------------------------------------------
Banking -- 4.5%
------------------------------------------------------------------
ABN Amro Holdings                           114,317   $  2,266,243
Allied Irish Banks PLC                      124,528      1,651,763
HSBC Holdings PLC                           150,000      1,770,619
Lloyds TSB Group PLC                          4,904         56,387
------------------------------------------------------------------
                                                      $  5,745,012
------------------------------------------------------------------
Biotechnology -- 1.3%
------------------------------------------------------------------
Lion Bioscience AG ADR(1)                   200,000   $  1,654,000
------------------------------------------------------------------
                                                      $  1,654,000
------------------------------------------------------------------
Broadcasting and Cable -- 1.3%
------------------------------------------------------------------
Mih Ltd.(1)                                  91,500   $    388,874
Telewest Communications PLC(1)            8,000,000      1,311,570
------------------------------------------------------------------
                                                      $  1,700,444
------------------------------------------------------------------
Broadcasting and Publishing -- 1.7%
------------------------------------------------------------------
Gruppo Editoriale L'Espresso SPA            250,000   $  1,015,990
Nippon Television Network                     5,000      1,185,748
------------------------------------------------------------------
                                                      $  2,201,738
------------------------------------------------------------------
SECURITY                                  SHARES      VALUE
------------------------------------------------------------------
Business and Public Services -- 0.3%
------------------------------------------------------------------
Sap AG                                        3,000   $    390,924
------------------------------------------------------------------
                                                      $    390,924
------------------------------------------------------------------
Business Services -- 1.0%
------------------------------------------------------------------
Nomura Research Institute, Ltd.              10,000   $  1,312,305
------------------------------------------------------------------
                                                      $  1,312,305
------------------------------------------------------------------
Chemicals -- 0.6%
------------------------------------------------------------------
Sumitomo Bakelite Co., Ltd.                 100,250   $    765,148
------------------------------------------------------------------
                                                      $    765,148
------------------------------------------------------------------
Computer Software & Services -- 2.8%
------------------------------------------------------------------
Maconomy A/S(1)                             913,000   $  2,213,146
Pivotal Corp.(1)                            260,000      1,279,200
------------------------------------------------------------------
                                                      $  3,492,346
------------------------------------------------------------------
Construction and Housing -- 1.1%
------------------------------------------------------------------
Volker Wessels Stevin                        50,000   $  1,362,914
------------------------------------------------------------------
                                                      $  1,362,914
------------------------------------------------------------------
Consumer Electronics -- 1.2%
------------------------------------------------------------------
Philips Electronics NV                       25,000   $    772,017
Sony Corp.                                   15,000        806,075
------------------------------------------------------------------
                                                      $  1,578,092
------------------------------------------------------------------
Data Processing and Reproduction -- 1.1%
------------------------------------------------------------------
Canon, Inc.                                  35,000   $  1,341,121
------------------------------------------------------------------
                                                      $  1,341,121
------------------------------------------------------------------
Drugs -- 13.8%
------------------------------------------------------------------
Biovail Corp.(1)                             70,000   $  2,660,000
Elan Corp. PLC ADR(1)                       100,000      1,190,000
GlaxoSmithKline PLC                         100,128      2,422,214
Novartis AG                                  10,000        419,419
Roche Holding AG                             25,000      1,894,173
Serono SA - ADR(1)                           60,000      1,191,000
Shire Pharmaceuticals Group PLC(1)          350,000      2,596,180
Takeda Chemical Industries, Ltd.             90,850      3,976,456
Taro Pharmaceutical Industries, Ltd.(1)      50,000      1,097,300
------------------------------------------------------------------
                                                      $ 17,446,742
------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED INTERNATIONAL GROWTH PORTFOLIO AS OF APRIL 30, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES      VALUE
------------------------------------------------------------------
Electric Products - Miscellaneous -- 0.5%
------------------------------------------------------------------
Murata Mfg Co., Ltd.                         10,000   $    633,178
------------------------------------------------------------------
                                                      $    633,178
------------------------------------------------------------------
Electronic Components - Instruments -- 4.1%
------------------------------------------------------------------
Infineon Technologies AG(1)                  50,000   $    910,111
Kyocera Corp.                                20,000      1,361,371
Rohm Co.                                     20,000      2,982,866
------------------------------------------------------------------
                                                      $  5,254,348
------------------------------------------------------------------
Electronic Components - Miscellaneous -- 1.2%
------------------------------------------------------------------
Alcatel Optronics                            40,000   $    178,418
Flextronics International, Ltd.(1)          100,000      1,385,000
------------------------------------------------------------------
                                                      $  1,563,418
------------------------------------------------------------------
Electronic Equipment & Instruments -- 0.6%
------------------------------------------------------------------
Epcos AG(1)                                  20,000   $    812,432
------------------------------------------------------------------
                                                      $    812,432
------------------------------------------------------------------
Energy Sources -- 2.1%
------------------------------------------------------------------
BP Amoco PLC                                100,000   $    853,249
Royal Dutch Petroleum Co.                    35,000      1,854,464
------------------------------------------------------------------
                                                      $  2,707,713
------------------------------------------------------------------
Environmental Services -- 1.5%
------------------------------------------------------------------
Tomra Systems ASA                           250,000   $  1,903,425
------------------------------------------------------------------
                                                      $  1,903,425
------------------------------------------------------------------
Financial Services -- 9.9%
------------------------------------------------------------------
Acom Co., Ltd.                               45,000   $  3,434,579
Fortis(1)                                   110,947      2,548,346
ING Groep NV                                100,000      2,640,223
Nomura Securities Co., Ltd.                  50,000        697,040
Promise Co., Ltd.                            60,000      3,163,551
------------------------------------------------------------------
                                                      $ 12,483,739
------------------------------------------------------------------
Food and Household Products -- 0.9%
------------------------------------------------------------------
Nestle SA                                     1,500   $    354,608
Parmalat Finanziaria SPA                    150,000        527,144
Unilever PLC                                 25,000        228,796
------------------------------------------------------------------
                                                      $  1,110,548
------------------------------------------------------------------
SECURITY                                  SHARES      VALUE
------------------------------------------------------------------
Household Durables -- 1.3%
------------------------------------------------------------------
Sega Corp.(1)                                75,000   $  1,682,243
------------------------------------------------------------------
                                                      $  1,682,243
------------------------------------------------------------------
Industrial Automation -- 0.2%
------------------------------------------------------------------
JOT Automation Group Oyj(1)                 827,200   $    275,794
------------------------------------------------------------------
                                                      $    275,794
------------------------------------------------------------------
Industrial Conglomerate -- 1.5%
------------------------------------------------------------------
Sonae, S.G.P.S., SA(1)                    2,500,000   $  1,959,893
------------------------------------------------------------------
                                                      $  1,959,893
------------------------------------------------------------------
Insurance -- 10.3%
------------------------------------------------------------------
Aegon NV                                    140,000   $  3,216,927
Allianz AG Holding                           12,000      2,827,111
AXA Company                                 140,000      2,970,927
QBE (NL) Insurance Group, Ltd.               10,000         39,255
Swiss Reinsurance                            40,000      4,036,788
------------------------------------------------------------------
                                                      $ 13,091,008
------------------------------------------------------------------
Internet Service Provider -- 0.2%
------------------------------------------------------------------
Terra Networks SA(1)                         34,500   $    227,875
------------------------------------------------------------------
                                                      $    227,875
------------------------------------------------------------------
Investment Services -- 4.1%
------------------------------------------------------------------
Amvescap PLC                                 50,000   $    525,357
Tecis Holding AG                            109,520      2,664,589
Zurich Financial Services                     8,823      2,053,127
------------------------------------------------------------------
                                                      $  5,243,073
------------------------------------------------------------------
Medical Products -- 3.5%
------------------------------------------------------------------
Given Imaging, Ltd.(1)                      155,000   $  2,146,750
QIAGEN NV(1)                                175,000      2,292,500
------------------------------------------------------------------
                                                      $  4,439,250
------------------------------------------------------------------
Multimedia -- 0.5%
------------------------------------------------------------------
Pearson PLC                                  50,000   $    601,865
------------------------------------------------------------------
                                                      $    601,865
------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED INTERNATIONAL GROWTH PORTFOLIO AS OF APRIL 30, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES      VALUE
------------------------------------------------------------------
Oil and Gas - Equipment and Services -- 0.2%
------------------------------------------------------------------
Total Fina Elf SA                             1,500   $    227,348
------------------------------------------------------------------
                                                      $    227,348
------------------------------------------------------------------
Retail -- 3.6%
------------------------------------------------------------------
Don Quijote Co., Ltd.                        48,000   $  3,738,318
Fast Retailing Co., Ltd.                     30,000        799,065
------------------------------------------------------------------
                                                      $  4,537,383
------------------------------------------------------------------
Retail - Drug Stores -- 1.1%
------------------------------------------------------------------
Shoppers Drug Mart Corp.(1)                 100,000   $  1,356,947
------------------------------------------------------------------
                                                      $  1,356,947
------------------------------------------------------------------
Semiconductor Components / Integrated
Circuits -- 0.9%
------------------------------------------------------------------
ASM Lithography Holding NV(1)                25,000   $    558,250
Taiwan Semiconductor SP ADR(1)               30,000        531,000
------------------------------------------------------------------
                                                      $  1,089,250
------------------------------------------------------------------
Telecommunication Equipment -- 3.5%
------------------------------------------------------------------
Ericsson AB (LM)(1)                         400,000   $  1,004,360
Kudelski SA(1)                               40,000      1,802,358
Nokia Oyj                                   100,000      1,618,376
------------------------------------------------------------------
                                                      $  4,425,094
------------------------------------------------------------------
Telecommunications -- 8.1%
------------------------------------------------------------------
Nippon Telegraph and Telephone Corp.            400   $  1,573,209
Nippon Telegraph and Telephone Corp. ADR     40,000        794,000
NTT Mobile Communication Network, Inc.          925      2,355,724
Sonera Oyj(1)                               400,000      1,787,782
Telecom Italia Mobile SPA                   200,000        874,067
Versatel Telecom International ADR(1)       600,000        246,000
Vodafone Group PLC                        1,610,470      2,599,234
------------------------------------------------------------------
                                                      $ 10,230,016
------------------------------------------------------------------
Telecommunications - Services -- 2.1%
------------------------------------------------------------------
Amdocs, Ltd.(1)                              50,000   $  1,086,500
BCE, Inc.                                    75,000      1,311,000
KPNQwest NV(1)                              300,000        216,000
------------------------------------------------------------------
                                                      $  2,613,500
------------------------------------------------------------------
SECURITY                                  SHARES      VALUE
------------------------------------------------------------------
Utilities - Electrical and Gas -- 0.4%
------------------------------------------------------------------
Endesa SA                                    30,000   $    459,561
------------------------------------------------------------------
                                                      $    459,561
------------------------------------------------------------------
Total Common Stocks
   (identified cost $157,806,143)                     $124,504,561
------------------------------------------------------------------

PREFERRED STOCKS -- 2.6%

SECURITY                                  SHARES      VALUE
------------------------------------------------------------------
Broadcasting and Cable -- 0.8%
------------------------------------------------------------------
ProSiebenSat.1 Media AG                     100,000   $    947,056
------------------------------------------------------------------
                                                      $    947,056
------------------------------------------------------------------
Construction and Housing -- 1.8%
------------------------------------------------------------------
Dyckerhoff AG                               141,117   $  2,339,754
------------------------------------------------------------------
                                                      $  2,339,754
------------------------------------------------------------------
Total Preferred Stocks
   (identified cost $3,575,237)                       $  3,286,810
------------------------------------------------------------------
Total Investments -- 100.8%
   (identified cost $161,381,380)                     $127,791,371
------------------------------------------------------------------
Other Assets, Less Liabilities -- (0.8)%              $ (1,012,494)
------------------------------------------------------------------
Net Assets -- 100.0%                                  $126,778,877
------------------------------------------------------------------

 ADR - American Depositary Receipt
 (1)  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED INTERNATIONAL GROWTH PORTFOLIO AS OF APRIL 30, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

COUNTRY CONCENTRATION OF PORTFOLIO

                                          PERCENTAGE
COUNTRY                                   OF NET ASSETS  VALUE
---------------------------------------------------------------------
Australia                                        0.0%    $     39,255
Belgium                                          2.0        2,548,346
Canada                                           5.2        6,607,147
Denmark                                          1.7        2,213,146
Finland                                          2.9        3,681,952
France                                           3.8        4,872,518
Germany                                          9.9       12,545,977
India                                            1.4        1,792,500
Ireland                                          3.1        3,926,688
Israel                                           2.6        3,244,050
Italy                                            1.9        2,417,201
Japan                                           27.4       34,782,684
Netherlands                                     12.2       15,425,538
Norway                                           1.5        1,903,425
Portugal                                         1.6        1,959,892
Singapore                                        1.1        1,385,000
South Africa                                     0.3          388,874
Spain                                            0.6          718,375
Sweden                                           0.8        1,004,360
Switzerland                                      9.3       11,751,472
Taiwan                                           0.4          531,000
United Kingdom                                  11.1       14,051,971
---------------------------------------------------------------------
TOTAL COMMON STOCKS AND PREFERRED STOCKS       100.8%    $127,791,371
---------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED INTERNATIONAL GROWTH PORTFOLIO AS OF APRIL 30, 2002

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF APRIL 30, 2002
Assets
------------------------------------------------------
Investments, at value (identified cost,
   $161,381,380)                          $127,791,371
Receivable for investments sold              5,052,286
Dividends receivable                           290,530
Tax reclaim receivable                         163,907
Prepaid expenses                                   717
------------------------------------------------------
TOTAL ASSETS                              $133,298,811
------------------------------------------------------
Liabilities
------------------------------------------------------
Demand note payable                       $  4,600,000
Payable for investments purchased            1,807,517
Due to bank                                     86,413
Payable to affiliate for Trustees' fees            824
Accrued expenses                                25,180
------------------------------------------------------
TOTAL LIABILITIES                         $  6,519,934
------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $126,778,877
------------------------------------------------------

Sources of Net Assets
------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $160,352,746
Net unrealized depreciation (computed on
   the basis of identified cost)           (33,573,869)
------------------------------------------------------
TOTAL                                     $126,778,877
------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
APRIL 30, 2002
Investment Income
------------------------------------------------------
Dividends (net of foreign taxes,
   $75,345)                               $    532,558
Interest                                        72,623
------------------------------------------------------
TOTAL INVESTMENT INCOME                   $    605,181
------------------------------------------------------

Expenses
------------------------------------------------------
Investment adviser fee                    $    671,627
Trustees' fees and expenses                      5,767
Custodian fee                                   91,931
Legal and accounting services                   10,394
Miscellaneous                                   22,109
------------------------------------------------------
TOTAL EXPENSES                            $    801,828
------------------------------------------------------

NET INVESTMENT LOSS                       $   (196,647)
------------------------------------------------------

Realized and Unrealized Gain (Loss)
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(24,785,792)
   Foreign currency transactions                12,968
------------------------------------------------------
NET REALIZED LOSS                         $(24,772,824)
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $ 25,275,854
   Foreign currency                              5,131
------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $ 25,280,985
------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $    508,161
------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $    311,514
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED INTERNATIONAL GROWTH PORTFOLIO AS OF APRIL 30, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       APRIL 30, 2002    PERIOD ENDED
IN NET ASSETS                             (UNAUDITED)       OCTOBER 31, 2001(1)
-------------------------------------------------------------------------------
From operations --
   Net investment loss                    $       (196,647) $          (244,067)
   Net realized loss                           (24,772,824)         (18,227,254)
   Net change in unrealized appreciation
      (depreciation)                            25,280,985           (3,353,534)
-------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $        311,514  $       (21,824,855)
-------------------------------------------------------------------------------
Capital transactions --
   Assets contributed by Eaton Vance
      Tax-Managed International Growth
      Fund                                $             --  $       167,666,427
   Contributions                                70,209,519           18,128,715
   Withdrawals                                 (83,260,060)         (24,552,393)
-------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS              $    (13,050,541) $       161,242,749
-------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS     $    (12,739,027) $       139,417,894
-------------------------------------------------------------------------------

Net Assets
-------------------------------------------------------------------------------
At beginning of period                    $    139,517,904  $           100,010
-------------------------------------------------------------------------------
AT END OF PERIOD                          $    126,778,877  $       139,517,904
-------------------------------------------------------------------------------

 (1) For the period from the start of business, July 23, 2001, to October 31, 2001.

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED INTERNATIONAL GROWTH PORTFOLIO AS OF APRIL 30, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  SIX MONTHS ENDED    YEAR ENDED OCTOBER 31,
                                  APRIL 30, 2002      ----------------------
                                  (UNAUDITED)                2001(1)
----------------------------------------------------------------------------
Ratios/Supplemental Data
----------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               1.19%(2)               1.23%(2)
   Expenses after custodian
      fee reduction                       1.19%(2)               1.23%
   Net investment loss                   (0.29)%(2)             (0.59)%(2)
Portfolio Turnover                          64%                    31%
----------------------------------------------------------------------------
TOTAL RETURN(3)                          (0.16)%                   --
----------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $126,779               $139,518
----------------------------------------------------------------------------

 (1) For the period from the start of business July 23, 2001, to October 31, 2001.
 (2)  Annualized.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED INTERNATIONAL GROWTH PORTFOLIO AS OF APRIL 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Tax-Managed International Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on June 22, 1998, seeks to achieve long-term after-tax returns by investing in a diversified portfolio of foreign equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are generally valued at the mean between the latest bid and asked prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Over-the-counter options are normally valued at the mean between the latest bid and asked price. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

 C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since the Portfolio's investors include regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

 D Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

 E Forward Foreign Currency Exchange Contracts -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

 F Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations.

 G Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of

TAX-MANAGED INTERNATIONAL GROWTH PORTFOLIO AS OF APRIL 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 H Other -- Investment transactions are accounted for on a trade date basis.

 I Interim Financial Statements -- The interim financial statements relating to
   April 30, 2002 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. BMR receives a monthly advisory fee in the amount of 1.00% annually of the average daily net assets of the Portfolio up to $500 million and at reduced rates as daily net assets exceed that level. For the six months ended
   April 30, 2002, the advisory fee amounted to $671,627. Except for Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio that are not affiliated with BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2002, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $81,564,653 and $90,478,135, respectively, for the six months ended April 30, 2002.

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at April 30, 2002, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $161,381,380
    ------------------------------------------------------
    Gross unrealized appreciation             $  7,029,407
    Gross unrealized depreciation              (40,619,416)
    ------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $(33,590,009)
    ------------------------------------------------------

5 Financial Instruments
-------------------------------------------
   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

   The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Portfolio did not have any open obligations under these financial instruments at April 30, 2002.

6 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At April 30, 2002, the Portfolio had an outstanding balance pursuant to this line of credit in the amount of $4,600,000. The Portfolio did not have any significant borrowings or allocated fees during the six months ended
   April 30, 2002.

TAX-MANAGED INTERNATIONAL GROWTH PORTFOLIO AS OF APRIL 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

7 Risks Associated with Foreign Investments
-------------------------------------------
   Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

8 Transfer of Assets
-------------------------------------------
   Investment operations began on July 23, 2001 with the acquisition of the investable assets of Eaton Vance Tax-Managed International Growth Fund in exchange for an interest in the Portfolio. The value of the investments transferred totaled $167,666,427, including net unrealized depreciation of $55,501,320. The transaction was structured for tax purposes to qualify as a tax-free exchange under the Internal Revenue Code.

EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND AS OF APRIL 30, 2002

INVESTMENT MANAGEMENT

EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND

Officers

James B. Hawkes
President and Trustee

William H. Ahern, Jr.
Vice President

Thomas J. Fetter
Vice President

Armin J. Lang
Vice President

Michael R. Mach
Vice President

Robert B. MacIntosh
Vice President

Duncan W. Richardson
Vice President

Walter A. Row, III
Vice President

Edward E. Smiley, Jr.
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Unicorn Corporation

Lynn A. Stout
Professor of Law,
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant

TAX-MANAGED INTERNATIONAL GROWTH PORTFOLIO

Officers

James B. Hawkes
President and Trustee

Armin J. Lang
Vice President and
Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Unicorn Corporation

Lynn A. Stout
Professor of Law,
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant

INVESTMENT ADVISER OF TAX-MANAGED INTERNATIONAL GROWTH PORTFOLIO
Boston Management and Research
The Eaton Vance Building
255 State Street
Boston, MA02109

ADMINISTRATOR OF EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND Eaton Vance Management
The Eaton Vance Building
255 State Street
Boston, MA02109

PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA02109
(617) 482-8260

CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116

TRANSFER AGENT
PFPC, INC.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122



                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                          EATON VANCE DISTRIBUTORS,INC.

                                 PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

           For more information about Eaton Vance's privacy policies, call: 1-800-262-1122

EATON VANCE TAX-MANAGED INTERNATIONAL GROWTH FUND
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

   This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.

038-6/02                                                                  IGSRC